Quarterly Holdings Report
for
Fidelity® Balanced Fund
November 30, 2022
BAL-NPRT1-0123
1.809104.118
Common Stocks - 65.5%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 5.2%
Diversified Telecommunication Services - 0.1%
Liberty Global PLC Class C (a)	1,600,072	33,089
Entertainment - 1.1%
Activision Blizzard, Inc.	1,225,759	90,645
Cinemark Holdings, Inc. (a)(b)	818,329	11,137
Netflix, Inc. (a)	583,790	178,365
Sea Ltd. ADR (a)	474,563	27,700
Take-Two Interactive Software, Inc. (a)	278,757	29,462
The Walt Disney Co. (a)	783,603	76,691
Warner Bros Discovery, Inc. (a)	85,365	973
		414,973
Interactive Media & Services - 3.2%
Alphabet, Inc.:
Class A (a)	5,010,103	505,970
Class C (a)	3,555,852	360,741
Epic Games, Inc. (a)(c)(d)	12,272	10,393
Meta Platforms, Inc. Class A (a)	2,731,899	322,637
Snap, Inc. Class A (a)	4,413,964	45,508
Tongdao Liepin Group (a)	7,247,880	7,323
		1,252,572
Media - 0.6%
Altice U.S.A., Inc. Class A (a)(b)	1,141,081	5,203
Charter Communications, Inc. Class A (a)	116,426	45,556
Comcast Corp. Class A	2,610,782	95,659
Liberty Broadband Corp.:
Class A (a)	471,500	42,529
Class C (a)(b)	373,700	33,954
		222,901
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc. (a)	643,479	97,461
TOTAL COMMUNICATION SERVICES		2,020,996
CONSUMER DISCRETIONARY - 6.8%
Auto Components - 0.1%
Adient PLC (a)	709,494	27,628
Automobiles - 0.9%
Ferrari NV	127,346	28,405
Tesla, Inc. (a)	1,681,285	327,346
		355,751
Distributors - 0.1%
LKQ Corp.	578,569	31,434
Hotels, Restaurants & Leisure - 1.1%
ARAMARK Holdings Corp.	147,127	6,120
Booking Holdings, Inc. (a)	55,261	114,912
Caesars Entertainment, Inc. (a)	614,960	31,246
Churchill Downs, Inc.	275,702	61,195
Domino's Pizza, Inc.	98,328	38,223
Marriott International, Inc. Class A	612,430	101,265
McDonald's Corp.	251,570	68,626
Sweetgreen, Inc. Class A	73,070	1,047
		422,634
Household Durables - 0.1%
D.R. Horton, Inc.	152,409	13,107
Lennar Corp. Class A	214,818	18,867
Mohawk Industries, Inc. (a)	193,507	19,608
		51,582
Internet & Direct Marketing Retail - 2.2%
Amazon.com, Inc. (a)	7,449,693	719,193
Cazoo Group Ltd. (a)(c)	387,545	105
Deliveroo PLC Class A (a)(e)	474,519	495
eBay, Inc.	1,461,270	66,400
Uber Technologies, Inc. (a)	1,803,424	52,552
ZOZO, Inc.	37	1
		838,746
Multiline Retail - 0.4%
Dollar General Corp.	496,815	127,026
Nordstrom, Inc. (b)	1,000,230	20,975
Ollie's Bargain Outlet Holdings, Inc. (a)	116,451	7,092
Target Corp.	128,120	21,405
		176,498
Specialty Retail - 1.5%
Burlington Stores, Inc. (a)	111,863	21,889
Industria de Diseno Textil SA (b)	1,175,354	30,681
Lowe's Companies, Inc.	1,011,968	215,094
The Home Depot, Inc.	396,346	128,412
TJX Companies, Inc.	2,145,850	171,775
		567,851
Textiles, Apparel & Luxury Goods - 0.4%
Capri Holdings Ltd. (a)	264,764	15,184
LVMH Moet Hennessy Louis Vuitton SE	26,710	20,728
NIKE, Inc. Class B	528,241	57,943
PVH Corp.	323,256	21,716
Tapestry, Inc.	1,200,804	45,354
		160,925
TOTAL CONSUMER DISCRETIONARY		2,633,049
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
Boston Beer Co., Inc. Class A (a)	36,184	13,908
Celsius Holdings, Inc. (a)	104,630	11,650
Constellation Brands, Inc. Class A (sub. vtg.)	366,386	94,289
Duckhorn Portfolio, Inc. (a)	347,903	5,587
Keurig Dr. Pepper, Inc.	215,690	8,341
Monster Beverage Corp. (a)	736,685	75,775
PepsiCo, Inc.	1,056,732	196,034
Pernod Ricard SA	91,145	18,082
The Coca-Cola Co.	3,539,942	225,176
		648,842
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	724,462	15,177
Alimentation Couche-Tard, Inc. Class A (multi-vtg.)	528,679	24,085
Cake Box Holdings PLC	339,795	476
Costco Wholesale Corp.	352,238	189,944
Sysco Corp.	471,972	40,830
U.S. Foods Holding Corp. (a)	1,532,803	56,070
Walmart, Inc.	1,286,327	196,062
		522,644
Food Products - 0.7%
Bunge Ltd.	106,999	11,218
Darling Ingredients, Inc. (a)	171,797	12,340
Freshpet, Inc. (a)(b)	321,051	21,517
Hotel Chocolat Group Ltd. (a)(b)	208,108	366
Lamb Weston Holdings, Inc.	214,111	18,606
Local Bounti Corp. (a)	1,050,508	2,206
McCormick & Co., Inc. (non-vtg.)	396,725	33,793
Mondelez International, Inc.	1,457,192	98,521
Sovos Brands, Inc. (a)	497,239	7,155
The Hershey Co.	192,879	45,359
TreeHouse Foods, Inc. (a)	236,422	11,686
		262,767
Household Products - 0.9%
Procter & Gamble Co.	2,219,353	331,039
Personal Products - 0.1%
Estee Lauder Companies, Inc. Class A	211,485	49,866
Olaplex Holdings, Inc. (a)	1,039,025	6,203
The Honest Co., Inc. (a)(b)	193,625	558
		56,627
TOTAL CONSUMER STAPLES		1,821,919
ENERGY - 3.4%
Energy Equipment & Services - 0.4%
Expro Group Holdings NV (a)	1,673,270	29,065
Halliburton Co.	310,640	11,770
Schlumberger Ltd.	1,746,909	90,053
Weatherford International PLC (a)	585,957	25,431
		156,319
Oil, Gas & Consumable Fuels - 3.0%
Canadian Natural Resources Ltd.	1,592,424	95,073
Eco Atlantic Oil & Gas Ltd. (a)	5,193,500	1,390
Exxon Mobil Corp.	4,303,670	479,171
Genesis Energy LP	805,724	8,517
Hess Corp.	1,046,467	150,597
Imperial Oil Ltd.	1,738,607	98,915
Kosmos Energy Ltd. (a)	5,825,161	38,737
MEG Energy Corp. (a)	6,700,732	95,394
Phillips 66 Co.	668,109	72,450
Tourmaline Oil Corp.	685,942	41,749
Valero Energy Corp.	530,626	70,902
Vertex Energy, Inc. (a)(b)	365,815	3,033
		1,155,928
TOTAL ENERGY		1,312,247
FINANCIALS - 7.4%
Banks - 3.8%
AIB Group PLC	2,115,800	6,871
Bank of America Corp.	12,306,695	465,808
BankUnited, Inc.	158,966	5,837
BNP Paribas SA	440,235	24,738
Citizens Financial Group, Inc.	732,263	31,033
Comerica, Inc.	495,745	35,565
DNB Bank ASA	327,000	6,385
Eurobank Ergasias Services and Holdings SA (a)	22,058,328	25,440
JPMorgan Chase & Co.	1,211,210	167,365
M&T Bank Corp.	309,811	52,674
NatWest Group PLC	2,972,208	9,453
Piraeus Financial Holdings SA (a)	5,651,806	8,417
PNC Financial Services Group, Inc.	260,471	43,827
Signature Bank	188,530	26,300
Societe Generale Series A	1,068,142	26,884
Starling Bank Ltd. Series D (a)(c)(d)	5,092,112	18,228
Sumitomo Mitsui Financial Group, Inc.	437,785	14,859
U.S. Bancorp	1,901,416	86,305
UniCredit SpA	2,179,348	29,765
Wells Fargo & Co.	7,825,258	375,221
		1,460,975
Capital Markets - 1.1%
Bank of New York Mellon Corp.	2,293,455	105,270
BlackRock, Inc. Class A	105,055	75,219
Cboe Global Markets, Inc.	112,804	14,308
Goldman Sachs Group, Inc.	73,002	28,190
Intercontinental Exchange, Inc.	517,334	56,032
State Street Corp.	1,270,550	101,225
StepStone Group, Inc. Class A	658,030	19,728
Virtu Financial, Inc. Class A	973,971	21,603
		421,575
Consumer Finance - 0.4%
American Express Co.	395,124	62,268
Capital One Financial Corp.	463,795	47,882
OneMain Holdings, Inc.	847,704	33,366
Shriram Transport Finance Co. Ltd.	620,520	10,336
		153,852
Diversified Financial Services - 0.3%
Ant International Co. Ltd. Class C (a)(c)(d)	7,317,052	11,854
Berkshire Hathaway, Inc.:
Class A (a)	83	39,863
Class B (a)	208,173	66,324
Jumo World Ltd. (a)(d)	1,163	4,520
Sunrisemezz Ltd. (a)	807,400	100
		122,661
Insurance - 1.8%
Arthur J. Gallagher & Co.	345,492	68,791
Assurant, Inc.	75,305	9,656
Chubb Ltd.	169,852	37,298
Globe Life, Inc.	426,409	51,152
Hartford Financial Services Group, Inc.	1,044,211	79,746
Marsh & McLennan Companies, Inc.	614,836	106,477
Prudential PLC	463,948	5,519
The Travelers Companies, Inc.	1,684,946	319,820
		678,459
Thrifts & Mortgage Finance - 0.0%
UWM Holdings Corp. Class A (b)	623,093	2,773
TOTAL FINANCIALS		2,840,295
HEALTH CARE - 10.0%
Biotechnology - 2.3%
Amgen, Inc.	692,054	198,204
Gilead Sciences, Inc.	2,621,808	230,273
Legend Biotech Corp. ADR (a)	850,147	43,791
Regeneron Pharmaceuticals, Inc. (a)	251,502	189,054
Vertex Pharmaceuticals, Inc. (a)	738,122	233,542
		894,864
Health Care Equipment & Supplies - 1.3%
Abbott Laboratories	1,102,747	118,634
Boston Scientific Corp. (a)	5,582,073	252,700
Intuitive Surgical, Inc. (a)	137,440	37,162
ResMed, Inc.	429,597	98,893
		507,389
Health Care Providers & Services - 3.1%
agilon health, Inc. (a)	2,457,395	43,152
AmerisourceBergen Corp.	1,204,424	205,583
Humana, Inc.	309,471	170,178
Option Care Health, Inc. (a)	3,139,214	94,522
Surgery Partners, Inc. (a)	2,965,755	83,961
UnitedHealth Group, Inc.	1,053,816	577,238
		1,174,634
Life Sciences Tools & Services - 0.9%
IQVIA Holdings, Inc. (a)	249,598	54,417
Thermo Fisher Scientific, Inc.	541,286	303,239
		357,656
Pharmaceuticals - 2.4%
AstraZeneca PLC sponsored ADR	1,918,381	130,392
Bristol-Myers Squibb Co.	1,399,067	112,317
Eli Lilly & Co.	1,090,900	404,811
Merck & Co., Inc.	351,966	38,758
Roche Holding AG (participation certificate)	235,225	76,830
Royalty Pharma PLC	3,769,302	165,736
		928,844
TOTAL HEALTH CARE		3,863,387
INDUSTRIALS - 5.6%
Aerospace & Defense - 1.2%
Howmet Aerospace, Inc.	1,079,842	40,678
Lockheed Martin Corp.	327,970	159,128
Northrop Grumman Corp.	126,125	67,261
Raytheon Technologies Corp.	429,531	42,403
Space Exploration Technologies Corp. Class A (a)(c)(d)	117,000	8,190
The Boeing Co. (a)	716,362	128,143
		445,803
Air Freight & Logistics - 0.1%
Delhivery Private Ltd.	1,518,900	6,303
United Parcel Service, Inc. Class B	203,852	38,677
		44,980
Airlines - 0.1%
Delta Air Lines, Inc. (a)	1,194,725	42,257
Building Products - 0.4%
Trane Technologies PLC	890,362	158,858
Electrical Equipment - 0.7%
AMETEK, Inc.	1,085,468	154,592
Emerson Electric Co.	1,107,980	106,111
		260,703
Industrial Conglomerates - 0.6%
General Electric Co.	1,598,057	137,385
Honeywell International, Inc.	414,812	91,072
		228,457
Machinery - 1.7%
Caterpillar, Inc.	429,690	101,583
Deere & Co.	116,436	51,348
Dover Corp.	900,890	127,881
Fortive Corp.	2,404,135	162,399
Ingersoll Rand, Inc.	1,603,868	86,561
Parker Hannifin Corp.	396,584	118,555
		648,327
Professional Services - 0.0%
Dun & Bradstreet Holdings, Inc.	534,059	7,188
Road & Rail - 0.8%
CSX Corp.	4,249,364	138,912
Norfolk Southern Corp.	318,012	81,570
Old Dominion Freight Lines, Inc.	266,500	80,646
		301,128
TOTAL INDUSTRIALS		2,137,701
INFORMATION TECHNOLOGY - 16.9%
Electronic Equipment & Components - 0.2%
Amphenol Corp. Class A	1,047,521	84,252
IT Services - 2.5%
Accenture PLC Class A	164,778	49,587
Affirm Holdings, Inc. (a)(b)	391,489	5,450
Block, Inc. Class A (a)	822,568	55,745
Capgemini SA	294,833	53,305
Cognizant Technology Solutions Corp. Class A	1,235,133	76,838
Dlocal Ltd. (a)	1,477,461	21,571
EPAM Systems, Inc. (a)	132,832	48,959
Fiserv, Inc. (a)	79,804	8,328
MasterCard, Inc. Class A	199,150	70,977
MongoDB, Inc. Class A (a)	236,922	36,176
PayPal Holdings, Inc. (a)	120,324	9,435
Snowflake, Inc. (a)	159,666	22,816
Twilio, Inc. Class A (a)	319,855	15,679
Visa, Inc. Class A	1,942,931	421,616
Wix.com Ltd. (a)	335,141	30,327
Worldline SA (a)(e)	618,272	29,288
		956,097
Semiconductors & Semiconductor Equipment - 3.4%
Advanced Micro Devices, Inc. (a)	401,297	31,153
ASML Holding NV (Netherlands)	91,291	55,735
Lam Research Corp.	243,072	114,822
Marvell Technology, Inc.	1,195,603	55,619
MediaTek, Inc.	1,322,000	32,055
Microchip Technology, Inc.	1,456,220	115,318
Micron Technology, Inc.	2,326,801	134,140
NVIDIA Corp.	2,472,988	418,504
NXP Semiconductors NV	467,538	82,212
Renesas Electronics Corp. (a)	7,209,712	70,711
Silergy Corp.	972,000	14,633
SolarEdge Technologies, Inc. (a)	216,005	64,555
Taiwan Semiconductor Manufacturing Co. Ltd.	7,115,000	114,661
		1,304,118
Software - 6.8%
Adobe, Inc. (a)	613,723	211,691
Autodesk, Inc. (a)	441,669	89,195
Black Knight, Inc. (a)	122,393	7,587
CCC Intelligent Solutions Holdings, Inc. (a)(c)	253,848	2,335
Coupa Software, Inc. (a)	336,795	21,299
Cvent Holding Corp. (a)(c)	788,735	4,417
Elastic NV (a)	278,274	17,028
Five9, Inc. (a)	361,856	23,199
HubSpot, Inc. (a)	190,092	57,604
Intuit, Inc.	361,129	147,193
Microsoft Corp.	6,771,740	1,727,752
Salesforce.com, Inc. (a)	1,195,888	191,641
Stripe, Inc. Class B (a)(c)(d)	110,500	2,804
Synopsys, Inc. (a)	246,595	83,729
Workday, Inc. Class A (a)	275,414	46,242
		2,633,716
Technology Hardware, Storage & Peripherals - 4.0%
Apple, Inc.	10,312,292	1,526,529
TOTAL INFORMATION TECHNOLOGY		6,504,712
MATERIALS - 1.9%
Chemicals - 1.3%
Air Products & Chemicals, Inc.	207,866	64,472
Cabot Corp.	72,172	5,313
Celanese Corp. Class A	138,767	14,890
CF Industries Holdings, Inc.	325,628	35,230
Chemtrade Logistics Income Fund	560,757	3,864
Corteva, Inc.	505,527	33,951
DuPont de Nemours, Inc.	401,509	28,310
Ecolab, Inc.	162,562	24,357
Linde PLC	412,208	138,700
LyondellBasell Industries NV Class A	271,031	23,040
Olin Corp.	262,435	14,954
Sherwin-Williams Co.	159,559	39,759
The Chemours Co. LLC	286,125	8,884
Tronox Holdings PLC	1,011,305	14,290
Valvoline, Inc.	1,053,873	34,757
Westlake Corp.	61,756	6,648
		491,419
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	51,192	18,761
Vulcan Materials Co.	109,326	20,043
		38,804
Containers & Packaging - 0.1%
Aptargroup, Inc.	98,420	10,446
Crown Holdings, Inc.	54,241	4,459
Greif, Inc. Class A	156,577	11,009
Sealed Air Corp.	281,547	14,987
		40,901
Metals & Mining - 0.4%
Alcoa Corp.	193,918	9,721
First Quantum Minerals Ltd.	1,643,272	39,068
Freeport-McMoRan, Inc.	1,565,359	62,301
Glencore PLC	1,953,251	13,329
Reliance Steel & Aluminum Co.	110,349	23,316
		147,735
TOTAL MATERIALS		718,859
REAL ESTATE - 1.7%
Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	383,086	84,758
Corporate Office Properties Trust (SBI)	587,941	16,327
Crown Castle International Corp.	402,538	56,931
CubeSmart	335,303	13,878
Elme Communities (SBI)	400,378	7,911
Equinix, Inc.	109,587	75,686
Equity Lifestyle Properties, Inc.	635,516	42,211
Essex Property Trust, Inc.	104,751	23,085
Host Hotels & Resorts, Inc.	2,393,102	45,325
Invitation Homes, Inc.	1,221,531	39,859
Life Storage, Inc.	41,828	4,496
Mid-America Apartment Communities, Inc.	194,384	32,050
Prologis (REIT), Inc.	733,661	86,418
Simon Property Group, Inc.	112,652	13,455
Ventas, Inc.	498,843	23,211
Welltower, Inc.	516,341	36,676
		602,277
Real Estate Management & Development - 0.1%
Cushman & Wakefield PLC (a)	3,325,343	37,975
WeWork, Inc. (a)	1,159,591	3,200
		41,175
TOTAL REAL ESTATE		643,452
UTILITIES - 1.9%
Electric Utilities - 1.4%
Constellation Energy Corp.	680,744	65,433
Edison International	459,779	30,649
Exelon Corp.	1,281,593	53,020
FirstEnergy Corp.	1,256,678	51,825
NextEra Energy, Inc.	1,732,421	146,736
PG&E Corp. (a)	4,391,308	68,944
PPL Corp.	1,183,877	34,948
Southern Co.	1,348,203	91,192
		542,747
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,504,442	43,508
Multi-Utilities - 0.4%
Dominion Energy, Inc.	830,702	50,764
NiSource, Inc.	772,195	21,575
Public Service Enterprise Group, Inc.	292,671	17,721
Sempra Energy	443,748	73,746
		163,806
TOTAL UTILITIES		750,061
TOTAL COMMON STOCKS (Cost $18,229,597)		25,246,678

Preferred Stocks - 0.3%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.2%
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(c)(d)	143,672	26,437

CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. Series F (c)	239,407	11,762

INDUSTRIALS - 0.0%
Aerospace & Defense - 0.0%
ABL Space Systems:
Series B(a)(c)(d)	120,349	6,063
Series B2(a)(c)(d)	54,288	2,735
		8,798
Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (a)(c)(d)	49,193	4,054

TOTAL INDUSTRIALS		12,852

INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Astranis Space Technologies Corp. Series C (a)(c)(d)	412,038	5,801

Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (a)(c)(d)	947,200	9,633
GaN Systems, Inc.:
Series F1(c)(d)	97,586	538
Series F2(c)(d)	51,529	284
Xsight Labs Ltd. Series D (a)(c)(d)	450,873	3,174
		13,629
Software - 0.1%
Algolia, Inc. Series D (a)(c)(d)	189,206	2,965
Bolt Technology OU Series E (c)(d)	41,382	5,294
Databricks, Inc.:
Series G(a)(c)(d)	30,576	1,445
Series H(a)(c)(d)	125,490	5,929
Skyryse, Inc. Series B (a)(c)(d)	332,947	6,696
Stripe, Inc. Series H (a)(c)(d)	45,700	1,160
		23,489
TOTAL INFORMATION TECHNOLOGY		42,919

TOTAL CONVERTIBLE PREFERRED STOCKS		93,970
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.1%
Internet & Direct Marketing Retail - 0.1%
Circle Internet Financial Ltd. Series E (c)	467,381	22,962

INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
Checkr, Inc. Series E (a)(d)	588,051	8,662
Gupshup, Inc. (a)(c)(d)	403,701	7,166
		15,828
TOTAL NONCONVERTIBLE PREFERRED STOCKS		38,790
TOTAL PREFERRED STOCKS (Cost $120,400)		132,760

U.S. Treasury Obligations - 0.1%
	Principal Amount (f) (000s)	Value ($) (000s)
U.S. Treasury Bills, yield at date of purchase 3.33% to 3.93% 1/5/23 to 1/19/23 (g) (Cost $18,933)	19,020	18,928

Preferred Securities - 0.0%
	Principal Amount (f) (000s)	Value ($) (000s)
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (c)(d)(h) (Cost $2,287)	2,287	1,485

Fixed-Income Funds - 32.5%
	Shares	Value ($) (000s)
Fidelity Investment Grade Bond Central Fund (i) (Cost $14,500,158)	128,524,228	12,531,112

Money Market Funds - 0.2%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 3.86% (j)	5,192	5
Fidelity Securities Lending Cash Central Fund 3.86% (j)(k)	73,308,959	73,316
TOTAL MONEY MARKET FUNDS (Cost $73,318)		73,321

TOTAL INVESTMENT IN SECURITIES - 98.6% (Cost $32,944,693)	38,004,284
NET OTHER ASSETS (LIABILITIES) - 1.4%	530,070
NET ASSETS - 100.0%	38,534,354

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($) (000s)	Value ($) (000s)	Unrealized Appreciation/ (Depreciation) ($) (000s)
Purchased

Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	1,719	Dec 2022	350,783	11,373	11,373

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $183,909,000 or 0.5% of net assets.

(d)	Level 3 security
(e)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $29,783,000 or 0.1% of net assets.

(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,058,000.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-PORT and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
ABL Space Systems Series B	3/24/21	5,420

ABL Space Systems Series B2	10/22/21	3,691

Algolia, Inc. Series D	7/23/21	5,533

Ant International Co. Ltd. Class C	5/16/18	27,888

Astera Labs, Inc. Series C	8/24/21	3,184

Astranis Space Technologies Corp. Series C	3/19/21	9,032

Beta Technologies, Inc. Series A	4/09/21	3,604

Bolt Technology OU Series E	1/03/22	10,751

ByteDance Ltd. Series E1	11/18/20	15,743

Cazoo Group Ltd.	3/28/21	3,875

CCC Intelligent Solutions Holdings, Inc.	2/02/21	2,538

Circle Internet Financial Ltd. Series E	5/11/21	7,586

Circle Internet Financial Ltd. Series F	5/09/22	10,089

Cvent Holding Corp.	7/23/21	7,887

Databricks, Inc. Series G	2/01/21	1,808

Databricks, Inc. Series H	8/31/21	9,222

Epic Games, Inc.	3/29/21	10,861

GaN Systems, Inc. Series F1	11/30/21	828

GaN Systems, Inc. Series F2	11/30/21	437

GaN Systems, Inc. 0%	11/30/21	2,287

Gupshup, Inc.	6/08/21	9,231

Skyryse, Inc. Series B	10/21/21	8,217

Space Exploration Technologies Corp. Class A	2/16/21	4,914

Starling Bank Ltd. Series D	6/18/21	9,104

Stripe, Inc. Class B	5/18/21	4,434

Stripe, Inc. Series H	3/15/21	1,834

Xsight Labs Ltd. Series D	2/16/21	3,605

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 3.86%	300,528	1,485,945	1,786,468	2,231	11	(11)	5	0.0%
Fidelity Investment Grade Bond Central Fund	12,494,979	456,605	65,357	102,955	1,200	(356,315)	12,531,112	37.6%
Fidelity Securities Lending Cash Central Fund 3.86%	48,085	324,799	299,568	73	-	-	73,316	0.2%
Total	12,843,592	2,267,349	2,151,393	105,259	1,211	(356,326)	12,604,433

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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